FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30, 2011
                                              ============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: TRAFALGAR ASSET MANAGERS LTD
Address: 55 Baker St
London W1U 8EW, United Kingdom

Form 13f - File Number: 028-11791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person signing this report of the Reporting Manager:

Name: RICHARD HAAS
Title: CHIEF OPERATING OFFICER
Phone: +44-20-7725-6515

Signature, Place and Date of Signing

RICHARD HAAS
London
August 4, 2011.
_______________

REPORT TYPE

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13f NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion is reported by other reporting manager(s)).
List of other Managers reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY
______________

NUMBER OF OTHER INCLUDED MANAGERS:	0
FORM 13F INFORMATION TABLE ENTRY TOTAL: 3
FORM 13F INFORMATION TABLE VALUE TOTAL:	$ 31,616.63 (thousands)


FORM 13F INFORMATION TABLE
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
                                FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------
COL 1          COL 2    COL 3     COL 4      COL 5      COL 6  COL 7 COL 8 COL 9
NAME OF        TITLE    CUSIP     VALUE      SHARES     SH/PUT INV   OTHR  VOT
ISSUER         of CLASS           (X$1000)   No.        /CALL  DISC        AUTH
--------------------------------------------------------------------------------
SPDR Gold SHr  OPT      78463V907  11,680.08  80,000.00 CALL   yes   no    sole
iShares TR     OPT      464287954   4,760.00 100,000.00 PUT    yes   no    sole
SPDR ETF TR    OPT      78462F953  15,176.55 115,000.00 PUT    yes   no    sole